SHAREHOLDER LETTER


--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Money Fund seeks to provide a high level of current income, consistent with liquidity and preservation of capital. The fund invests all of its assets in the shares of The Money Market Portfolio (the Portfolio), which has the same investment goal. The Portfolio, in turn, invests in various money market instruments such as U.S. government securities and other U.S. dollar-denominated securities. The fund attempts to maintain a stable net asset value of $1.00 per share.(1)
--------------------------------------------------------------------------------


Dear Shareholder:

It's a pleasure to bring you Franklin Money Fund's semiannual report for the period ended December 31, 1999.

During the six months under review, domestic economic growth accelerated from a pace that was already well above the Federal Reserve Board's (the Fed's) targeted long-term growth rate, or "speed limit," of 3.0%. The overall economy, as measured by U.S. gross domestic product (GDP), grew at blistering annualized rates of 5.7% and 5.8% during the third and fourth quarters of 1999, respectively. Higher equity and real estate prices, increased wages and tight labor markets helped spur consumer spending during the reporting period. The booming economy also contributed to a continued downtrend in the national unemployment rate, which reached a 30-year low of 4.1% at the end of the reporting period.(2)


CONTENTS

Shareholder Letter .........  1

Performance Summary ........  3

Financial Highlights &
Statement of Investments ...  4

Financial Statements .......  6

Notes to
Financial Statements .......  9



[PYRAMID]



1. There is no assurance that the fund's $1.00 per share price will be maintained. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 5 of this report.

A rebound in the manufacturing sector and improving international growth contributed to the U.S. economy as it entered its ninth consecutive year of expansion, marking the longest growth period in the nation's history. As expected, the combination of strong domestic and overseas expansion caused the inflation rate to rise during the reporting period. Inflation, as measured by the year-over-year change in the Consumer Price Index (CPI), increased from 2.0% on June 30 to 2.7% for the year ending December 31, 1999.

Seeking to stay ahead of the curve on inflation, the Fed raised the federal funds target rate from 5.0% to 5.5% during the reporting period. In turn, bond prices dropped but yields rose, a positive outcome for money market investors. Bond prices and yields move inversely to one another; a decrease in price leads to a corresponding increase in yield. The yield on the bellwether 30-year Treasury advanced from 5.96% on June 30 to 6.48% on December 31, 1999. Reflecting the Fed's 50 basis-point credit tightening maneuvers, the fund's seven-day effective yield during the reporting period rose from 4.50% on July 1, 1999, to 5.30% on December 31, 1999.

We continue to invest the fund's assets in only the highest-quality money market securities. For example, over 75% of the paper purchased for the fund carries long-term credit ratings of AA or higher as rated by Standard & Poor's(R), and Moody's, with the balance of the portfolio rated A.(3) Consistent with the fund's objective of providing shareholders with a higher quality and conservative investment vehicle, we do not invest the fund's cash in derivatives or other potentially volatile securities that we believe involve undue risk.

2. Source: Bureau of Labor Statistics.

3. Standard & Poor's and Moody's are independent credit rating agencies, and their ratings do not indicate ratings of the fund.

Going forward, underlying concerns linger regarding the economy's strength, and the possibility that short-term interest rates may rise further in the near future. As the world approached its date with Y2K, it became clear that the pace of the U.S. economy was largely unaffected by the rate hikes of 1999, reviving the specter of inflation. In light of surging consumer spending, rising commodity prices and other inflation-inducing trends, most analysts ended the year anticipating an even tighter monetary policy by the Fed in 2000. We will continue to monitor political and economic events closely and make adjustments to your portfolio as necessary.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

Sincerely,

/s/Charles B. Johnson

Charles B. Johnson
Chairman
Franklin Money Fund

PERFORMANCE SUMMARY

12/31/99

-----------------------------------------

Seven-day effective yield*          5.30%

Seven-day annualized yield          5.16%


*The seven-day effective yield assumes the compounding of daily dividends. Annualized and effective yields are for the seven-day period ended December 31, 1999. The fund's average weighted maturity was 50 days. Yield reflects fluctuations in interest rates on portfolio investments, and fund expenses.

Franklin Advisers, Inc., the fund's administrator and the manager of the fund's underlying portfolio, has agreed in advance to waive a portion of its fees, which reduces operating expenses and increases yield to shareholders. Without these reductions, the portfolio's seven-day effective and seven-day annualized yields for the period would have been lower. The fee waiver may be discontinued at any time upon notice to the fund's Board of Trustees.

Past performance does not guarantee future results.



Please remember, this discussion reflects our views, opinions and portfolio holdings as of December 31, 1999, the end of the reporting period. Our strategies and the fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

FRANKLIN MONEY FUND
Financial Highlights


                                       SIX MONTHS ENDED
                                       DECEMBER 31, 1999                          YEAR ENDED JUNE 30,
                                                          -----------------------------------------------------------------------
                                          (UNAUDITED)       1999           1998          1997            1996            1995+
                                        -----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding
  throughout the period)
Net asset value, beginning of period .  $     1.00       $     1.00     $     1.00     $     1.00      $     1.00      $     1.00
                                        -----------------------------------------------------------------------------------------
Income from investment operations -
 net investment income ...............        .025             .046           .050           .048            .049            .030
Less distributions from net
  investment income ..................       (.025)           (.046)         (.050)         (.048)          (.049)          (.030)
                                        -----------------------------------------------------------------------------------------
Net asset value, end of period .......  $     1.00       $     1.00     $     1.00     $     1.00      $     1.00      $     1.00
                                        =========================================================================================
Total return* ........................        2.50%            4.66%          5.10%          4.88%           4.99%           3.07%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ....  $2,779,985       $1,969,264     $1,722,424     $1,498,238      $1,172,639      $1,018,966
Ratios to average net assets:
 Expenses(1) .........................         .61%**           .67%           .68%           .73%            .75%            .80%**
 Expenses excluding waiver and
   payments by affiliate(1) ..........         .62%**           .67%           .69%           .74%            .76%            .82%**
 Net investment income ...............        4.88%**          4.54%          4.99%          4.78%           4.86%           5.19%**


+For the period December 1, 1994 to June 30, 1995.
*Total return is not annualized for periods less than one year.
**Annualized.
(1)The expense ratio includes the Fund's share of the Portfolio's allocated expenses.



                       See notes to financial statements.

FRANKLIN MONEY FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999 (UNAUDITED)


                                                                                 SHARES            VALUE
-------------------------------------------------------------------------------------------------------------
Mutual Funds 100.3%
The Money Market Portfolio (Note 1) (COST $2,787,557,120) ..............      2,787,557,120    $2,787,557,120
OTHER ASSETS, LESS LIABILITIES (.3%) ...................................                           (7,572,401)
                                                                                               --------------
NET ASSETS 100.0% ......................................................                       $2,779,984,719
                                                                                               ==============

                       See notes to financial statements.

FRANKLIN MONEY FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (UNAUDITED)




Assets:
 Investments in securities, at value and cost ............        $2,787,557,120
 Receivable for capital shares sold ......................            26,814,916
                                                                  --------------
      Total assets .......................................         2,814,372,036
                                                                  --------------
Liabilities:
 Payables:
  Capital shares redeemed ................................            30,808,758
  Affiliates .............................................             1,013,028
  Shareholders ...........................................             2,026,797
 Other liabilities .......................................               538,734
                                                                  --------------
      Total liabilities ..................................            34,387,317
                                                                  --------------
 Net assets, at value ....................................        $2,779,984,719
                                                                  ==============
 Shares outstanding ......................................         2,779,984,719
                                                                  ==============
 Net asset value per share ...............................        $         1.00
                                                                  ==============




                       See notes to financial statements.
FRANKLIN MONEY FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (UNAUDITED)



Investment income:
 Dividends ...................................................       $66,863,255
                                                                     -----------
Expenses:
 Administrative fees (Note 3) ................................         3,665,864
 Transfer agent fees (Note 3) ................................         1,620,463
 Reports to shareholders .....................................           236,590
 Registration and filing fees ................................           111,092
 Professional fees ...........................................            19,122
 Directors' fees and expenses ................................            36,793
 Other .......................................................             8,641
                                                                     -----------
      Total expenses .........................................         5,698,565
                                                                     -----------
       Net investment income .................................        61,164,690
                                                                     -----------
Net increase in net assets resulting from operations .........       $61,164,690
                                                                     ===========



                       See notes to financial statements.


FRANKLIN MONEY FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (UNAUDITED)
AND THE YEAR ENDED JUNE 30, 1999


                                            SIX MONTHS ENDED      YEAR ENDED
                                            DECEMBER 31, 1999    JUNE 30, 1999
                                            ------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ................    $    61,164,690     $    97,496,523
 Distributions to shareholders from
  net investment income ................        (61,164,690)        (97,496,523)
 Capital share transactions (Note 2) ...        810,720,523         246,840,127
                                            -----------------------------------
      Net increase in net assets .......        810,720,523         246,840,127
Net assets (there is no undistributed
  net investment income at beginning or
   end of period):
 Beginning of period ...................      1,969,264,196       1,722,424,069
                                            -----------------------------------
 End of period .........................    $ 2,779,984,719     $ 1,969,264,196
                                            ===================================


                       See notes to financial statements.
FRANKLIN MONEY FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Money Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to provide high current income consistent with capital preservation and liquidity.

The Fund invests substantially all of its assets in The Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company having the same investment objectives as the Fund. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION

The Fund holds Portfolio shares that are valued at its proportionate interest in net asset value of the Portfolio. As of December 31, 1999, the Fund owns 76.83% of the Portfolio.

b. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Fund.

d. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


FRANKLIN MONEY FUND
Notes to Financial Statements (unaudited) (continued)


2. CAPITAL STOCK

At December 31, 1999, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                  SIX MONTHS ENDED       YEAR ENDED
                                                  DECEMBER 31, 1999     JUNE 30, 1999
                                                  -------------------------------------
Shares sold ..................................    $ 17,286,522,739     $ 16,988,654,925
Shares issued in reinvestment of distributions          61,219,120           97,341,442
Shares redeemed ..............................     (16,537,021,336)     (16,839,156,240)
                                                  -------------------------------------
Net increase .................................    $    810,720,523     $    246,840,127
                                                  =====================================


3. TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's administrative manager, principle underwriter, and transfer agent, respectively, and of the Portfolio.

The Fund pays an administrative fee to Advisers based on the average daily net assets of the Fund as follows:

       ANNUALIZED
        FEE RATE    NET ASSETS
       ----------------------------------------------------------------
          .455%     First $100 million
          .330%     Over $100 million, up to and including $250 million
          .280%     Over $250 million


4. INCOME TAXES

At June 30, 1999, the Fund had tax basis capital losses in the amount of $4,801, which may be carried over to offset future capital gains. Such losses expire as follows:

        Capital loss carryovers expiring in:
         2001 ....................................     $  763
         2002 ....................................      4,038
                                                       ------
                                                       $4,801
                                                       ======


THE MONEY MARKET PORTFOLIOS
Financial Highlights


THE MONEY MARKET PORTFOLIO

                                                 SIX MONTHS ENDED
                                                 DECEMBER 31, 1999                        YEAR ENDED JUNE 30,
                                                                  ----------------------------------------------------------------
                                                  (UNAUDITED)        1999         1998          1997          1996        1995
                                                  --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........   $     1.00      $     1.00   $     1.00    $     1.00    $    1.00    $     1.00
                                                  --------------------------------------------------------------------------------
Income from investment operations -
 net investment income ........................         .027            .051         .055          .053         .055          .053
Less distributions from net investment income .        (.027)          (.051)       (.055)        (.053)       (.055)        (.053)
                                                  --------------------------------------------------------------------------------
Net asset value, end of period ................   $     1.00      $     1.00   $     1.00    $     1.00    $    1.00    $     1.00
                                                  --------------------------------------------------------------------------------
Total return(a) ...............................         2.69%           5.18%        5.64%         5.47%        5.66%         5.46%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............   $3,628,518      $3,672,404   $2,043,629    $1,773,546    $,550,085    $1,305,574
Ratios to average net assets:
 Expenses .....................................          .15%(b)         .15%         .15%          .15%         .15%          .15%
 Expenses excluding waiver and
   payments by affiliate ......................          .16%(b)         .15%         .16%          .16%         .16%          .16%
 Net investment income ........................         5.32%(b)        5.04%        5.50%         5.34%        5.50%         5.42%


(a) Total return is not annualized for periods less than one year.
(b) Annualized



                       See notes to financial statements.


THE MONEY MARKET PORTFOLIOS
Statement of Investments, December 31, 1999 (unaudited)



                                                                                            PRINCIPAL
 THE MONEY MARKET PORTFOLIO                                                                  AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------------------
 BANK NOTES 4.1%
 Bank of America NA, 5.70% - 6.03%, 1/28/00 - 3/21/00 (COST $150,000,130) ...........    $  150,000,000    $  150,000,130
                                                                                                           --------------
 CERTIFICATES OF DEPOSIT 43.9%
 ABN-AMRO Bank NV, Chicago Branch, 5.10% - 6.00%, 4/05/00 - 8/10/00 .................       154,000,000       153,984,546
 Australia & New Zealand Banking Group, New York Branch, 6.01%, 1/06/00 .............        30,000,000        30,000,041
 Bank of Montreal, Chicago Branch, 5.12% - 6.03%, 3/02/00 - 4/12/00 .................       120,000,000       119,999,716
 Bayerische Landesbank, New York Branch, 5.89% - 5.99%, 2/17/00 - 3/17/00 ...........       120,000,000       120,001,678
 Bayerische Vereinsbank, New York Branch, 5.55% - 5.86%, 1/10/00 - 1/24/00 ..........        90,000,000        90,000,251
 Credit Agricole Indosuez, New York Branch, 5.03% - 5.98%, 1/13/00 - 3/20/00 ........       130,000,000       130,001,940
 Credit Communal De Belgique, New York Branch, 6.00%, 1/07/00 .......................        30,000,000        30,000,049
 Den Danske Bank, New York Branch, 5.98% - 6.00%, 3/30/00 - 4/14/00 .................        85,000,000        85,001,409
 Deutsche Bank AG, New York Branch, 5.27% - 5.62%, 3/03/00 - 6/26/00 ................       124,000,000       123,975,744
 Dresdner Bank AG, New York Branch, 5.56% - 6.06%, 1/11/00 - 3/01/00 ................       115,000,000       115,001,100
 Lloyds Bank PLC, New York Branch, 5.90% - 5.99%, 2/24/00 - 3/31/00 .................       150,000,000       150,002,387
 Rabobank Nederland NV, New York Branch, 5.41%, 6/01/00 .............................        25,000,000        24,995,999
 Royal Bank of Canada, New York Branch, 5.70%, 7/03/00 ..............................        25,000,000        24,997,585
 Svenska Handelsbanken, New York Branch, 5.865% - 5.94%, 1/12/00 - 3/09/00 ..........       120,000,000       120,001,549
 Toronto Dominion Bank, New York Branch, 5.10% - 6.11%, 1/19/00 - 3/23/00 ...........       155,000,000       155,001,441
 UBS AG, New York Branch, 6.03%, 4/20/00 ............................................        30,000,000        30,001,347
 Westpac Banking Corp., New York Branch, 5.91%, 3/07/00 - 3/10/00 ...................        90,000,000        90,001,654
                                                                                                           --------------
 TOTAL CERTIFICATES OF DEPOSIT (COST $1,592,968,436) ................................                       1,592,968,436
                                                                                                           --------------
(a)COMMERCIAL PAPER 38.2%
 American Express Credit Corp., 5.88% - 5.90%, 2/04/00 - 2/09/00 ....................       120,000,000       119,273,616
 Associates Corp. of North America, 5.90%, 4/04/00 ..................................        35,000,000        34,460,806
 Bank of Montreal, 6.01%, 1/28/00 ...................................................        25,000,000        24,887,313
 BIL North America Inc., 5.75%, 1/27/00 .............................................        30,000,000        29,875,417
 Canadian Imperial Holdings Inc., 6.43%, 1/05/00 ....................................       150,000,000       149,892,834
 Chevron U.K. Investment PLC, 5.98%, 2/16/00 ........................................        30,000,000        29,770,767
 Ciesco LP, 5.75% - 5.90%, 1/25/00 - 2/15/00 ........................................       120,000,000       119,265,500
 Coca Cola Co., 5.86%, 3/28/00 - 3/29/00 ............................................        70,000,000        69,002,986
 Commonwealth Bank of Australia, 5.90%, 2/23/00 .....................................        30,000,000        29,739,417
 Den Danske Corp. Inc., 6.03% - 6.05%, 1/21/00 - 2/01/00 ............................        60,000,000        59,744,285
 Ford Motor Credit Co., 6.40%, 1/06/00 ..............................................       150,000,000       149,866,668
 General Electric Capital Corp., 5.74% - 6.01%, 1/26/00 - 3/27/00 ...................       150,000,000       149,200,375
 Halifax Building Society Ltd., 5.77% - 6.01%, 1/25/00 - 3/24/00 ....................        60,000,000        59,434,226
 International Nederlanden (U.S.) Funding Corp., 5.88%, 4/03/00 .....................        35,000,000        34,468,350
 Morgan Stanley Dean Witter & Co., 6.03% - 6.10%, 1/10/00 - 1/14/00 .................       140,000,000       139,740,936
 National Rural Utilities Cooperative Finance Corp. Finance, 5.98%, 3/07/00 - 3/10/00        20,000,000        19,775,750
 Schering Corp., 5.92%, 1/18/00 .....................................................        25,000,000        24,930,111
 UBS Finance Delaware LLC, 5.75%, 3/13/00 - 3/14/00 .................................        70,000,000        69,189,410
 Walt Disney Co., 5.86% - 5.88%, 1/19/00 - 1/24/00 ..................................        75,000,000        74,755,250
                                                                                                           --------------
 TOTAL COMMERCIAL PAPER (COST $1,387,274,017) .......................................                       1,387,274,017
                                                                                                           --------------
 U.S. GOVERNMENT AGENCY SECURITIES 2.8%
 Federal Home Loan Mortgage Corp., 4.50%, 1/05/00 (COST $99,950,000) ................       100,000,000        99,950,000
                                                                                                           --------------
 TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $3,230,192,583) ...............                       3,230,192,583
                                                                                                           --------------


THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999 (UNAUDITED) (CONT.)



                                                                                                PRINCIPAL
 THE MONEY MARKET PORTFOLIO                                                                      AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------
(b)REPURCHASE AGREEMENTS 10.3%
 Banc of America Securities LLC, 2.40%, 1/03/00 (Maturity Value $80,016,000) ............    $   80,000,000    $   80,000,000
  Collateralized by U.S. Treasury Notes
 Dresdner Kleinwort Benson, North America LLC, 2.50%, 1/03/00 (Maturity Value
  $80,016,667) ..........................................................................        80,000,000        80,000,000
  Collateralized by U.S. Treasury Notes
 J.P. Morgan Securities Inc., 2.50%, 1/03/00 (Maturity Value $78,126,273) ...............        78,110,000        78,110,000
  Collateralized by U.S. Treasury Notes
 Morgan Stanley & Co. Inc., 2.50%, 1/03/00 (Maturity Value $79,016,458) .................        79,000,000        79,000,000
  Collateralized by U.S. Treasury Notes
 Warburg Dillon Read LLC, 2.50%, 1/03/00 (Maturity Value $55,011,458) ...................        55,000,000        55,000,000
  Collateralized by U.S. Treasury Notes
                                                                                                               --------------
 TOTAL REPURCHASE AGREEMENTS (COST $372,110,000) ........................................                         372,110,000
                                                                                                               --------------
 TOTAL INVESTMENTS (COST $3,602,302,583) 99.3% ..........................................                       3,602,302,583
 OTHER ASSETS, LESS LIABILITIES .7% .....................................................                          26,215,182
                                                                                                               --------------
 NET ASSETS 100.0% ......................................................................                      $3,628,517,765
                                                                                                               ==============

(a)Securities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the portfolio.

(b)See Note 1(b) regarding repurchase agreements.


                       See notes to financial statements.


THE MONEY MARKET PORTFOLIOS
Financial Highlights

THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                        SIX MONTHS ENDED
                                                        DECEMBER 31, 1999                   YEAR ENDED JUNE 30,
                                                                        -----------------------------------------------------------
                                                        (UNAUDITED)       1999         1998        1997         1996         1995
                                                        ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............    $   1.00        $   1.00     $   1.00    $   1.00     $   1.00     $   1.00
                                                        ---------------------------------------------------------------------------
Income from investment operations -
 net investment income .............................        .025            .049         .054        .052         .054         .052
                                                        ---------------------------------------------------------------------------
Less distributions from net investment income ......       (.025)          (.049)       (.054)      (.052)       (.054)       (.052)
                                                        ---------------------------------------------------------------------------
Net asset value, end of period .....................    $   1.00        $   1.00     $   1.00    $   1.00     $   1.00     $   1.00
                                                        ---------------------------------------------------------------------------
Total return(a) ....................................        2.55%           4.97%        5.53%       5.34%        5.55%        5.32%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................    $283,009        $258,458     $263,226    $285,629     $285,701     $474,654
Ratios to average net assets:
 Expenses ..........................................         .15%(b)         .15%         .15%        .15%         .15%         .15%
 Expenses excluding waiver and payments by affiliate         .16%(b)         .15%         .16%        .16%         .17%         .16%
 Net investment income .............................        5.06%(b)        4.84%        5.40%       5.20%        5.45%        5.25%

(a)Total return is not annualized for periods less than one year.
(b)Annualized

                     See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999 (UNAUDITED)



                                                                                                PRINCIPAL
 THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                           AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------------------------
 GOVERNMENT SECURITIES 41.3%
 U.S. Treasury Bill, 1/13/00 .............................................................    $ 72,000,000    $ 71,876,713
 U.S. Treasury Notes, 6.375%, 5/15/00 ....................................................      10,000,000      10,044,944
 U.S. Treasury Notes, 5.125%, 8/31/00 ....................................................      10,000,000       9,974,444
 U.S. Treasury Notes, 6.25%, 8/31/00 .....................................................      20,000,000      20,083,734
 U.S. Treasury Notes, 4.625%, 11/30/00 ...................................................       5,000,000       4,939,439
                                                                                                              ------------
 TOTAL GOVERNMENT SECURITIES (COST $116,919,274) .........................................                     116,919,274
                                                                                                              ------------
(b)REPURCHASE AGREEMENTS 58.5%
 Banc of America Securities LLC, 2.40%, 1/03/00 (Maturity Value $11,002,200) .............      11,000,000      11,000,000
   Collateralized by U.S. Treasury Notes
 Barclays Capital Inc., 2.50%, 1/03/00 (Maturity Value $11,002,292) ......................      11,000,000      11,000,000
   Collateralized by U.S. Treasury Notes
 Dresdner Kleinwort Benson, North America LLC, 2.50%, 1/03/00 (Maturity Value $11,002,292)      11,000,000      11,000,000
   Collateralized by U.S. Treasury Notes
 J.P. Morgan Securities Inc., 2.50%, 1/03/00 (Maturity Value $40,008,333) ................      40,000,000      40,000,000
   Collateralized by U.S. Treasury Bills and Notes
 J.P. Morgan Securities Inc., 2.40%, 1/03/00 (Maturity Value $20,719,143) ................      20,715,000      20,715,000
   Collateralized by U.S. Treasury Bills and Notes
 Morgan Stanley & Co. Inc., 2.50%, 1/03/00 (Maturity Value $40,008,333) ..................      40,000,000      40,000,000
   Collateralized by U.S. Treasury Bills and Notes
 Morgan Stanley & Co. Inc., 2.50%, 1/03/00 (Market Value $20,719,316) ....................      20,715,000      20,715,000
   Collateralized by U.S. Treasury Bills and Notes
 Warburg Dillon Read LLC, 2.50%, 1/03/00 (Maturity Value $11,002,292) ....................      11,000,000      11,000,000
   Collateralized by U.S. Treasury Notes
                                                                                                              ------------
 TOTAL REPURCHASE AGREEMENTS (COST $165,430,000) .........................................                     165,430,000
                                                                                                              ------------
 TOTAL INVESTMENTS (COST $282,349,274) 99.8% .............................................                     282,349,274
 OTHER ASSETS, LESS LIABILITIES .2% ......................................................                         659,342
                                                                                                              ------------
 NET ASSETS 100.0% .......................................................................                    $283,008,616
                                                                                                              ============


(b)See note 1(b) regarding repurchase agreements.

                       See notes to financial statements.


THE MONEY MARKET PORTFOLIOS
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (UNAUDITED)


                                                                    THE U.S.
                                                                   GOVERNMENT
                                                       THE         SECURITIES
                                                   MONEY MARKET   MONEY MARKET
                                                    PORTFOLIO       PORTFOLIO
                                                 --------------------------------
Assets:
 Investments in securities, at value and cost    $3,230,192,583    $  116,919,274
 Repurchase agreements, at value and cost ...       372,110,000       165,430,000
 Cash .......................................            24,944             1,372
 Interest receivable ........................        26,670,489           709,503
                                                 --------------------------------
      Total assets ..........................     3,628,998,016       283,060,149
                                                 --------------------------------
Liabilities:
 Payables to affiliates .....................           453,487            45,781
 Other liabilities ..........................            26,764             5,752
                                                 --------------------------------
      Total liabilities .....................           480,251            51,533
                                                 --------------------------------
 Net assets, at value .......................    $3,628,517,765    $  283,008,616
                                                 ================================
Shares outstanding ..........................     3,628,517,765       283,008,616
                                                 ================================
Net asset value per share ...................    $         1.00    $         1.00
                                                 ================================


                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (UNAUDITED)

                                                                           THE U.S.
                                                                          GOVERNMENT
                                                             THE          SECURITIES
                                                        MONEY MARKET     MONEY MARKET
                                                          PORTFOLIO        PORTFOLIO
                                                        -----------------------------
Investment income:
 Interest ..........................................    $ 90,215,751     $  6,652,929
                                                        -----------------------------
Expenses:
 Management fees (Note 3) ..........................       2,491,154          193,416
 Custodian fees ....................................          13,521            1,022
 Reports to shareholders ...........................           1,647              688
 Professional fees .................................          29,201            3,094
 Other .............................................           5,308            1,583
                                                        -----------------------------
      Total expenses ...............................       2,540,831          199,803
      Expenses waived/paid by affiliate (Note 3) ...         (49,417)          (6,396)
                                                        -----------------------------
       Net expenses ................................       2,491,414          193,407
                                                        -----------------------------
        Net investment income ......................      87,724,337        6,459,522
                                                        -----------------------------
Net increase in net assets resulting from operations    $ 87,724,337     $  6,459,522
                                                        =============================

                       See notes to financial statements.


THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (UNAUDITED)
AND THE YEAR ENDED JUNE 30, 1999



                                                                                                  THE U.S. GOVERNMENT SECURITIES
                                                             THE MONEY MARKET PORTFOLIO                MONEY MARKET PORTFOLIO
                                                        ----------------------------------------------------------------------------
                                                        SIX MONTHS ENDED      YEAR ENDED         SIX MONTHS ENDED      YEAR ENDED
                                                        DECEMBER 31, 1999    JUNE 30, 1999       DECEMBER 31, 1999    JUNE 30, 1999
                                                        ----------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ............................    $    87,724,337     $   134,356,042      $     6,459,522     $   14,158,082
  Net realized gain from investments ...............                 --                 651                   --                 --
                                                        ---------------------------------------------------------------------------
      Net increase in net assets resulting from
       operations ..................................         87,724,337         134,356,693            6,459,522         14,158,082
 Distributions to shareholders from net
  investment income ................................        (87,724,337)       (134,356,693)*         (6,459,522)       (14,158,082)
 Capital share transactions (Note 2) ...............        (43,886,020)      1,628,774,482           24,550,235         (4,767,997)
                                                        ---------------------------------------------------------------------------
      Net increase (decrease) in net assets ........        (43,886,020)      1,628,774,482           24,550,235         (4,767,997)
Net assets (there is no undistributed net investment
 income at beginning or end of period):
  Beginning of period ..............................      3,672,403,785       2,043,629,303          258,458,381        263,226,378
                                                        ---------------------------------------------------------------------------
  End of period ....................................    $ 3,628,517,765     $ 3,672,403,785      $   283,008,616     $  258,458,381
                                                        ===========================================================================

*Distributions were increased by a net realized gain from investments of $651.

                     See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (Unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek to provide high current income consistent with preservation of capital and liquidity. The following summarizes the Portfolios' significant accounting policies.

a. SECURITY VALUATION:

Securities are valued at amortized cost which approximates value.

b. REPURCHASE AGREEMENTS:

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At December 31, 1999, all outstanding repurchase agreements held by the Portfolios had been entered into on that date.

c. INCOME TAXES:

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (unaudited) (continued)


2. SHARES OF BENEFICIAL INTEREST

At December 31, 1999, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Portfolios' shares were as follows:

                                                                           THE U.S.
                                                          THE             GOVERNMENT
                                                     MONEY MARKET       SECURITIES MONEY
                                                       PORTFOLIO        MARKET PORTFOLIO
                                                   -------------------------------------
Six months ended December 31, 1999
 Shares sold ....................................  $ 15,324,799,016     $    546,033,547
 Shares issued in reinvestment of distributions..        87,722,893            6,453,353
 Shares redeemed ................................   (15,456,407,929)        (527,936,665)
                                                   -------------------------------------
      Net increase (decrease) ...................  $    (43,886,020)    $     24,550,235
                                                   =====================================

Year ended June 30, 1999
 Shares sold ....................................  $ 13,314,265,139     $    963,424,640
 Shares issued in reinvestment of distributions..       134,356,720           14,164,293
 Shares redeemed ................................   (11,819,847,377)        (982,356,930)
                                                   -------------------------------------
      Net increase (decrease) ...................  $  1,628,774,482     $     (4,767,997)
                                                   =====================================


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, Institutional Fiduciary Trust, Franklin Templeton Money Fund Trust, and Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio. Advisers agreed in advance to waive management fees, as noted in the Statements of Operations.

At December 31, 1999, the shares of The Money Market Portfolio were owned by the following funds:

                                                                               PERCENTAGE OF
                                                                   SHARES    OUTSTANDING SHARES
                                                               --------------------------------
Franklin Money Fund .........................................  2,787,557,120       76.83%
Institutional Fiduciary Trust - Money Market Portfolio ......    600,929,608       16.56%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund..    123,859,827        3.41%
Franklin Templeton Money Fund ...............................    116,171,210        3.20%

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES (cont.)

At December 31, 1999, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:

                                                                                                                 PERCENTAGE OF
                                                                                                    SHARES     OUTSTANDING SHARES
                                                                                                 --------------------------------
Institutional Fiduciary Trust - Franklin U.S. Government Securities Money Market Portfolio..      68,738,848          24.29%
Franklin Federal Money Fund ................................................................     214,269,768          75.71%

4. INCOME TAXES

At June 30, 1999, The Money Market Portfolio has deferred capital losses occurring subsequent to October 31, 1998 of $8,692. For tax purposes, such losses will be reflected in the year ending June 30, 2000.